Note 6 - Deferred Costs (Tables)	12 Months Ended
Dec. 31, 2014
Notes Tables
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	December 31,
	2014	2013
Deferred implementation costs	$13,016	$10,766
Deferred financing costs	2,880	2,880
Less: Accumulated amortization	(11,709)	(9,273)
Deferred costs, net	$4,187	$4,373